U.S. Bancorp Fund Services LLC
2020 East Financial Way
Suite 100
Glendora, CA 91741

February 27, 2009

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Masters’ Select Funds Trust (the “Trust”)
File Nos.: 333-10015 and 811-07763

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 41 to the Trust’s Registration Statement for the purpose of (1) registering a new class of shares—Investor Class shares—to the Masters’ Select Equity Fund and the Masters’ Select International Fund; (2) removing and replacing a sub-advisor to the Masters’ Select Equity Fund and Masters’ Select Value Fund, Legg Mason Capital Management, as disclosed in the Supplement to the Trust’s Registration Statement made pursuant to Rule 497(e) of the 1933 Act and filed on October 3, 2008 (accession number 0000894189-08- 003217).

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective 60 days after receipt of this filing.  At or about that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Post-Effective Amendment.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

Please note that the Prospectus and SAI relating to the Trust were reviewed by the Staff as Post-Effective Amendment No. 31, filed pursuant to Rule 485(a)(1) on March 22, 2006 (accession number 0000894189-06-000763).  No change in the investment objective, policies, techniques or other material aspects of the Trust’s operations is contemplated, except for the changes noted above.  Therefore, pursuant to Release No. IC-13768, the Trust requests that this Post-Effective Amendment be afforded limited and expedited review.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures